Borrowings	12 Months Ended
Mar. 31, 2017
Borrowings
Borrowings

10. Borrowings:

The following table presents short-term and long-term borrowings of Nomura as of March 31, 2016 and 2017.

	Millions of yen
	March 31
	2016	2017
Short-term borrowings(1):
Commercial paper	¥177,906	¥2,562
Bank borrowings	149,775	130,676
Other	335,221	409,811

Total	¥662,902	¥543,049

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥3,197,303	¥2,868,591
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,300,872	1,099,278
Non-Japanese yen denominated	876,088	782,315
Floating-rate obligations:
Japanese yen denominated	726,568	825,038
Non-Japanese yen denominated	293,207	164,397
Index / Equity-linked obligations:
Japanese yen denominated	802,849	822,746
Non-Japanese yen denominated	805,217	592,831

	4,804,801	4,286,605

Subtotal	8,002,104	7,155,196

Trading balances of secured borrowings	127,455	40,212

Total	¥8,129,559	¥7,195,408

(1)	Includes secured borrowings of ¥82,861 million as of March 31, 2016 and ¥158,156 million as of March 31, 2017.
(2)	Includes secured borrowings of ¥226,704 million as of March 31, 2016 and ¥120,322 million as of March 31, 2017.
(3)	Includes secured borrowings of ¥744,945 million as of March 31, 2016 and ¥851,239 million as of March 31, 2017.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2016	2017
Debt issued by the Company	¥3,624,836	¥3,006,669
Debt issued by subsidiaries—guaranteed by the Company	1,973,213	1,846,119
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,531,510	2,342,620

Total	¥8,129,559	¥7,195,408

(1)	Includes trading balances of secured borrowings.

As of March 31, 2016, fixed-rate long-term borrowings mature between 2016 and 2046 at interest rates ranging from 0.00% to 14.53%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2016 and 2047 at interest rates ranging from 0.00% to 9.01%. Index / Equity-linked obligations mature between 2016 and 2046 at interest rates ranging from 0.00% to 31.00%.

As of March 31, 2017, fixed-rate long-term borrowings mature between 2017 and 2047 at interest rates ranging from 0.00% to 14.53%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2017 and 2047 at interest rates ranging from 0.00% to 4.50%. Index / Equity-linked obligations mature between 2017 and 2047 at interest rates ranging from 0.00% to 33.20%.

Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2016 and 2017.

	March 31
	2016	2017
Short-term borrowings	0.77%	1.20%
Long-term borrowings	0.88%	0.90%
Fixed-rate obligations	1.45%	1.03%
Floating-rate obligations	0.89%	1.26%
Index / Equity-linked obligations	0.36%	0.37%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2017:

Year ending March 31	Millions of yen
2018	¥478,658
2019	1,164,050
2020	1,173,632
2021	876,145
2022	660,015
2023 and thereafter	2,802,696

Subtotal	7,155,196

Trading balances of secured borrowings	40,212

Total	¥7,195,408

Borrowing facilities

As of March 31, 2016 and 2017, Nomura had unutilized borrowing facilities of ¥27,458 million and ¥nil, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings. Nomura has structured facilities to ensure that the maturity dates of these facilities are distributed evenly throughout the year in order to prevent excessive maturities of facilities in any given period. These facilities are subject to customary lending conditions and covenants.

Subordinated borrowings

As of March 31, 2016 and 2017, subordinated borrowings were ¥657,463 million and ¥484,854 million, respectively.